DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Agreements - Additional Information (Details)				12 Months Ended
	Aug. 17, 2020 CNY (¥)	Aug. 12, 2020	Mar. 15, 2018 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 19, 2019 CNY (¥)	Dec. 28, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Assets				¥ 408,297,995	$ 58,385,837	¥ 456,927,265
ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Jun Zhang or Mr. Haichang Xiong
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Loan amount				¥ 10,000,000				¥ 50,000,000		¥ 10,000,000
Term of loan				10 years
ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Jun Zhang or Mr. Haichang Xiong | Loan Agreement On March192019
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Loan amount							¥ 40,000,000
ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma and Mr. Haichang Xiong | Loan on March 15, 2018
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Loan amount			¥ 1,000,000
ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma and Mr. Haichang Xiong | Loan on December 28, 2018
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Loan amount									¥ 9,000,000
ATA Intelligent Learning
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Registered capital				¥ 50,000,000
Assets				37,941,513		¥ 42,908,615
ATA Intelligent Learning | Assets Pledged as collateral
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Assets				¥ 0
ATA Intelligent Learning | Beijing Zhenwu Technology Development Company Limited
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Legal ownership interest (as a percent)				70.00%
ATA Intelligent Learning | ATA Education
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Percentage of equity interest that can be acquired as per exclusive purchase option				100.00%
Term of agreement			30 years
Notice period prior to expiration of agreement				30 days
ATA Intelligent Learning | ATA Education | Exclusive technical consulting and services agreement
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Automatic renewal term of the agreement			10 years
Notice period prior to expiration of agreement			3 months
Mr. Xiaofeng Ma | ATA Intelligent Learning
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Legal ownership interest (as a percent)				90.00%
Mr. Xiaofeng Ma | ATA Intelligent Learning | Mr. Ma | Minimum
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Legal ownership				40.00%	40.00%	40.00%
Mr. Haichang Xiong | ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Jun Zhang or Mr. Haichang Xiong
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Repayment of short-term borrowings	¥ 5,000,000
Mr. Jun Zhang | ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Jun Zhang or Mr. Haichang Xiong
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Proceeds from Issuance of Debt	¥ 5,000,000
Mr. Jun Zhang | ATA Intelligent Learning
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Legal ownership interest (as a percent)		10.00%